Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Pricing of Equity Awards
The price historically used to determine the number of RSUs granted to our executives is generally an average of the closing share price for the 30 calendar days prior to the grant date. We do not “backdate” any equity-based awards. The Board is committed to maintaining the integrity of our compensation philosophy and programs. As part of this commitment, the Company believes that the disclosure of material nonpublic information should never be manipulated for the purpose of enriching compensation awards. We do not time the release of public information to affect the value of share-based awards, and we do not time the grant of share-based awards to take advantage of the disclosure of information.

Award Timing Method	The price historically used to determine the number of RSUs granted to our executives is generally an average of the closing share price for the 30 calendar days prior to the grant date. We do not “backdate” any equity-based awards. The Board is committed to maintaining the integrity of our compensation philosophy and programs.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	As part of this commitment, the Company believes that the disclosure of material nonpublic information should never be manipulated for the purpose of enriching compensation awards. We do not time the release of public information to affect the value of share-based awards, and we do not time the grant of share-based awards to take advantage of the disclosure of information.
MNPI Disclosure Timed for Compensation Value	false